5. LONG-TERM INVESTMENTS	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Note 5. LONG-TERM INVESTMENTS

Equity Method Investment

The Company accounts for its interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (“Turquoise Hill”) and 34% by the Government of Mongolia (Note 7), as a 20% equity investment. The Company’s share of the loss of the joint venture is $78,386 for the nine months ended September 30, 2015 (September 30, 2014 - $78,933) plus accrued interest expense of $210,558 for the nine months ended September 30, 2015 (September 30, 2014 - $197,120).